Investments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Information on Direct Subsidiaries, Joint Arrangements and Associates
11.1.	Information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras’ ownership	% Petrobras’ voting rights	Share-holders’ equity (deficit)	Net income (loss) for the year	Country
Subsidiaries
Petrobras Netherlands B.V. - PNBV (i)	E&P	100.00	100.00	29,529	2,489	Netherlands
Petrobras Distribuidora S.A. - BR	Distribution	71.25	71.25	2,500	874	Brazil
Petrobras International Braspetro - PIB BV (i)	Several (ii)	100.00	100.00	7,197	(2,022)	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	886	(221)	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	944	240	Brazil
Transportadora Associada de Gás S.A. - TAG	Gas & Power	100.00	100.00	3,468	678	Brazil
Petrobras Gás S.A. - Gaspetro	Gas & Power	51.00	51.00	519	74	Brazil
Petrobras Biocombustível S.A.	Biofuels	100.00	100.00	430	49	Brazil
Petrobras Logística de Gás - Logigás	Gas & Power	100.00	100.00	186	92	Brazil
Liquigás Distribuidora S.A.	RT&M	100.00	100.00	257	40	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100.00	100.00	23	(90)	Brazil
Termomacaé Ltda.	Gas & Power	100.00	100.00	68	20	Brazil
Braspetro Oil Services Company - Brasoil (i)	Corporate	100.00	100.00	108	2	Cayman Islands
Breitener Energética S.A.	Gas & Power	93.66	93.66	201	34	Brazil
Termobahia S.A.	Gas & Power	98.85	98.85	149	4	Brazil
Baixada Santista Energia S.A.	Gas & Power	100.00	100.00	77	3	Brazil
Petrobras Comercializadora de Energia Ltda. - PBEN	Gas & Power	100.00	100.00	23	2	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99.20	99.20	13	(26)	Brazil
Petrobras Negócios Eletrônicos S.A. - E-Petro	Corporate	100.00	100.00	10	2	Brazil
Termomacaé Comercializadora de Energia Ltda	Gas & Power	100.00	100.00	3	-	Brazil
5283 Participações Ltda.	Corporate	100.00	100.00	1	-	Brazil

Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	65	17	Brazil
Ibiritermo S.A.	Gas & Power	50.00	50.00	41	10	Brazil

Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	270	(31)	Brazil
Cia Energética Manauara S.A.	Gas & Power	40.00	40.00	54	31	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	63	28	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.20	(21)	2	Brazil
Brasympe Energia S.A.	Gas & Power	20.00	20.00	23	1	Brazil
Brentech Energia S.A.	Gas & Power	30.00	30.00	25	3	Brazil
Metanol do Nordeste S.A. - Metanor	RT&M	34.54	34.54	8	1	Brazil
Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	10	1	Brazil
Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	51.00	51.00	10	-	Brazil
Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	11	1	Brazil
Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	11	1	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	(1)	5	Brazil
Participações em Complexos Bioenergéticos S.A. - PCBIOS	Biofuels	50.00	50.00	-	-	Brazil

Associates
Sete Brasil Participações S.A. (iii)	E&P	5.00	5.00	(5,937)	(40)	Brazil
Fundo de Investimento em Participações de Sondas - FIP Sondas	E&P	4.59	4.59	-	-	Brazil
Braskem S.A. (iv)	RT&M	36.20	47.03	1,851	806	Brazil
UEG Araucária Ltda.	Gas & Power	20.00	20.00	94	(23)	Brazil
Deten Química S.A.	RT&M	27.88	27.88	113	23	Brazil
Energética SUAPE II	Gas & Power	20.00	20.00	93	35	Brazil
Termoelétrica Potiguar S.A. - TEP	Gas & Power	20.00	20.00	49	22	Brazil
Nitroclor Ltda.	RT&M	38.80	38.80	-	-	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30.00	30.00	-	-	Brazil
Nova Transportadora do Sudeste - NTS	Gas & Power	10.00	10.00	828	529	Brazil

(i) Companies abroad with financial statements prepared in foreign currencies.

(ii) Cover segments abroad in E&P, RTM, Gas & Power and Distribution segments.

(iii) Despite the negative amount of net assets, allowance for losses was not recognized as the Company’s obligations with Sete Brasil are limited to the investments made in this associate.

(iv) Equity and net income at September 30, 2018, most current public information.

Summary of Investments in Associates and Joint Ventures
11.2.	Investments in associates and joint ventures

	Balance at 12.31.2017	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity- accounted investments	CTA	OCI	Dividends	Balance at 12.31.2018
Joint Ventures
Petrobras Oil & Gas B.V. - PO&G	1,410	-	(1,207)	-	66	(15)	-	(254)	-
MP Gulf of Mexico, LLC (*)	-	8	-	604	9	1	-	-	622

State-controlled natural gas distributors	345	-	-	-	75	(53)	-	(59)	308
Compañia Mega S.A. - MEGA	49	-	-	-	2	36	-	(9)	78
Petrochemical joint ventures	29	-	-	(1)	16	(4)	-	(6)	34
Other joint ventures	104	28	-	18	11	(17)	-	(16)	128
Associates

Nova Transportadora do Sudeste	331	-	-	(18)	53	(49)	-	(54)	263
Petrochemical associates	1,461	-	-	-	288	(129)	(135)	(217)	1,268
Other associates	48	8	-	(11)	4	(6)	-	(1)	42
Other investments	18	-	-	(1)	(1)	-	-	-	16
Total	3,795	44	(1,207)	591	523	(236)	(135)	(616)	2,759

(*) As set out note 10.1.

Summary of Investments in Listed Companies
11.3.	Investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Market value
	12.31.2018	12.31.2017	Type	12.31.2018	12.31.2017	12.31.2018	12.31.2017

Associate
Braskem S.A.	212,427	212,427	Common	11.75	13.15	2,495	2,794
Braskem S.A.	75,762	75,762	Preferred A	12.23	12.96	926	982
						3,421	3,776

Summary of Condensed Financial Information

Condensed financial information is set out as follows:

	Gaspetro		Consolidated Structured entities		TBG		BR Distribuidora
	2018	2017	2018	2017	2018	2017	2018	2017
Current assets	79	80	826	728	174	140	3,304	3,235
Long-term receivables	58	74	781	1,106	1	1	1,609	2,042
Investments	360	406	-	-	-	-	9	11
Property, plant and equipment	1	1	-	-	463	594	1,496	1,758
Other non-current assets	76	89	-	-	2	2	123	137
	574	650	1,607	1,834	640	737	6,541	7,183
Current liabilities	26	24	75	226	173	248	1,177	1,334
Non-current liabilities	29	36	1,326	1,322	334	335	2,864	3,181
Shareholders’ equity	519	590	206	286	133	154	2,500	2,668
	574	650	1,607	1,834	640	737	6,541	7,183
Sales revenues	114	111	-	-	425	462	26,753	26,483
Net income	74	75	(142)	106	160	265	874	330
Increase (decrease) in cash and cash equivalents	(7)	15	128	57	7	204	704	(49)

Summarized Information on Joint Ventures and Associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical companies, gas distributors, biofuels, thermoelectric power plants, refineries and other activities. Condensed financial information is set out below:

				2018	2017

	Joint ventures			Associates	Joint ventures			Associates

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	Other companies in Brazil	In Brazil	PO&G(*)	Other companies abroad	Other companies in Brazil
Current assets	1,162	151	158	6,314	938	625	72	5,729
Non-current assets	520	–	10	1,388	502	71	1	1,454
Property, plant and equipment	866	3,643	45	12,932	897	3,706	8	9,342
Other non-current assets	633	–	1	863	725	–	–	980
	3,181	3,794	214	21,497	3,062	4,402	81	17,505
Current liabilities	1,163	86	72	6,159	1,005	276	29	5,973
Non-current liabilities	673	599	23	17,566	639	2,197	1	16,172
Shareholders’ equity	1,354	2,487	79	(2,168)	1,418	1,929	51	(4,390)
Non-controlling interest	(9)	622	40	(60)	–	–	–	(250)
	3,181	3,794	214	21,497	3,062	4,402	81	17,505
Sales revenues	3,975	92	136	18,954	3,208	557	145	15,790
Net Income (loss) for the year	92	48	17	1,888	160	272	26	1,338
Ownership interest - %	20 to 83%	20%	34 to 50%	5 to 49%	20 to 83%	50%	34 to 50%	5 to 49%

(*) In the fourth quarter of 2018, PO&G’s assets and liabilities were classified as held for sale, as set out in note 10.